CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue	$ 26,908		$ 188,205
Cost of revenue	(11,589)		22,273
Gross margin	38,497		165,932
Operating Expenses:
Consulting	389,925	311,808	1,084,423	1,094,768
Professional fees	79,527	131,535	621,087	258,165
Payroll expense	217,806	171,260	750,070	623,549
Director fees	13,500	4,500	101,500	13,500
General and administration expenses	401,845	227,374	1,162,648	824,344
Total operating expense	1,102,603	846,477	3,719,728	2,814,326
Loss from Operations	(1,064,106)	(846,477)	(3,553,796)	(2,814,326)
Other income (expense):
Interest expense	(1,590,647)	(22,791)	(3,299,800)	(46,256)
Change in fair value of derivative	1,038,342		2,174,421
Loss on debt issuance			(2,676,526)	(195,483)
Gain on conversion of debt	620,778		881,660
Gain on extinguishment of debt			17,500
Total other expense	68,473	(22,791)	(2,902,745)	(241,739)
Net loss before provision for income tax	(995,633)	(869,268)	(6,456,541)	(3,056,065)
Provision for income tax expense
Net loss	(995,633)	(869,268)	(6,456,541)	(3,056,065)
Net loss (income) attributed to non-controlling interest	(51,697)		(18,403)
Net loss attributed to Clean Vision Corporation	(1,047,330)	(869,268)	(6,474,944)	(3,056,065)
Other comprehensive income:
Foreign currency translation adjustment	(16,404)	6,622	(33,462)	(4,095)
Comprehensive loss	$ (1,063,734)	$ (862,646)	$ (6,508,406)	$ (3,060,160)
Loss per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average shares outstanding - basic and diluted	495,274,326	353,868,192	466,596,880	337,327,607